Cash and Cash Equivalents (Details) - USD ($) $ in Millions	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Interest-bearing Deposits [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash and cash equivalents	$ 44.2	$ 42.0	$ 26.7